PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Prepaid Expenses And Other Current Assets
PREPAID EXPENSES AND OTHER CURRENT ASSETS
6.	PREPAID EXPENSES AND OTHER CURRENT ASSETS
	Prepaid expenses and other current assets mainly represent prepaid consultancy fees for professional advice on business expansion plan.	6. PREPAID EXPENSES AND OTHER CURRENT ASSETS Prepaid expenses and other current assets mainly represent prepaid consultancy fees for professional advice on business expansion plan.